Condensed Consolidating Statements of Operation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues		$ 161,933	$ 137,036	$ 128,082	$ 120,786	$ 119,673	$ 111,655	$ 110,284	$ 120,210	$ 112,945		$ 310,156	$ 240,459	$ 505,578	$ 455,094	$ 382,286
Total operating expenses		113,549			79,279							683,086	194,587	458,491	300,799	317,088
Operating income		48,384	39,433	(38,219)	41,507	4,365	26,695	70,462	39,988	17,150		(372,930)	45,872	47,087	154,295	65,198
Non-operating expenses		5,729			(2,302)							27,319	(5,284)	(12,280)	(20,059)
Net gains (losses) of consolidated investment products		(1,210)			(955)							3,569	1,539	8,817	(3,102)
Total non-operating income (loss)		4,519			(3,257)							30,888	(3,745)	(3,463)	(23,161)	(21,390)
Income (loss) before income taxes		52,903			38,250							(342,042)	42,127	43,624	131,134	43,808
Provision for income taxes		5,873			247							10,322	579	1,047	1,162	1,281
Net income (loss)	(434,342)	47,030			38,003						81,978	(352,364)	41,548	42,577	129,972	42,527
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings		42,442	36,652	(42,902)	38,958	1,051	21,749	67,141	34,068	10,115		(364,681)	40,009	33,760	133,073	42,527
Less: Net income attributable to non-controlling interests-Launch Equity		(1,210)			(955)							3,569	1,539	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.		5,798	0	0	0	0					8,748	8,748	0	0	0
Eliminations
Total revenues		(109)			(72)							(213)	(139)	(1,404)	(97)
Total operating expenses		(109)			(72)							(213)	(139)	(1,404)	(97)
Operating income		0			0							0	0	0	0
Non-operating expenses		0			0							0	0	0	0
Net gains (losses) of consolidated investment products		0			0							0	0	0	0
Total non-operating income (loss)		0			0							0	0	0	0
Income (loss) before income taxes		0			0							0	0	0	0
Provision for income taxes		0			0							0	0	0	0
Net income (loss)		0			0							0	0	0	0
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings		0			0							0	0	0	0
Less: Net income attributable to non-controlling interests-Launch Equity		0			0							0	0	0	0
Net income attributable to Artisan Partners Asset Management Inc.		0			0							0	0	0	0
Before Consolidation
Total revenues		162,042			120,858							310,369	240,598	506,982	455,191
Total operating expenses		113,658			79,351							683,299	194,726	459,895	300,896
Operating income		48,384			41,507							(372,930)	45,872	47,087	154,295
Non-operating expenses		5,729			(2,302)							27,319	(5,284)	(12,280)	(20,059)
Net gains (losses) of consolidated investment products		0			0							0	0	0	0
Total non-operating income (loss)		5,729			(2,302)							27,319	(5,284)	(12,280)	(20,059)
Income (loss) before income taxes		54,113			39,205							(345,611)	40,588	34,807	134,236
Provision for income taxes		5,873			247							10,322	579	1,047	1,162
Net income (loss)		48,240			38,958							(355,933)	40,009	33,760	133,074
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings		42,442			38,958							(364,681)	40,009	33,760	133,074
Less: Net income attributable to non-controlling interests-Launch Equity		0			0							0	0	0	0
Net income attributable to Artisan Partners Asset Management Inc.		5,798			0							8,748	0	0	0
Launch Equity
Total revenues		0			0							0	0	0	0
Total operating expenses		0			0							0	0	0	0
Operating income		0			0							0	0	0	0
Non-operating expenses		0			0							0	0	0	0
Net gains (losses) of consolidated investment products		(1,210)			(955)							3,569	1,539	8,817	(3,102)
Total non-operating income (loss)		(1,210)			(955)							3,569	1,539	8,817	(3,102)
Income (loss) before income taxes		(1,210)			(955)							3,569	1,539	8,817	(3,102)
Provision for income taxes		0			0							0	0	0	0
Net income (loss)		(1,210)			(955)							3,569	1,539	8,817	(3,102)
Less: Net income (loss) attributable to non-controlling interest Artisan Partners Holdings		0			0							0	0	0	(1)
Less: Net income attributable to non-controlling interests-Launch Equity		(1,210)			(955)							3,569	1,539	8,817	(3,101)
Net income attributable to Artisan Partners Asset Management Inc.		$ 0			$ 0							$ 0	$ 0	$ 0	$ 0